NOTES PAYABLE (Details 1)	Dec. 31, 2017 USD ($)
Lease Principal [Member]
2018	$ 64,710
2019	125,798
2020
2021
2022
Thereafter
Total Loan and Lease Principal [Member]
2018	9,769,154
2019	438,505
2020	37,283
2021	10,491
2022
Thereafter	4,595,409
Lease Interest [Member]
2018	8,560
2019	3,722
2020
2021
2022
Thereafter
Loan Principal [Member]
2018	9,704,444
2019	312,707
2020	37,283
2021	10,491
2022
Thereafter	$ 4,595,409